Variable Portfolio – U.S. Flexible Conservative Growth Fund
Third Quarter Report
September 30, 2025 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Variable Portfolio – U.S. Flexible Conservative Growth Fund, September 30, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Equity Funds 32.9%
	Shares	Value ($)
U.S. Large Cap 32.9%
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	99,194	12,453,794
Columbia Variable Portfolio – Large Cap Index Fund, Class 1 Shares(a),(b)	407,373	23,505,434
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares(a),(b)	477,878	12,453,500
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares(a),(b)	187,696	9,626,918
CTIVP® – Principal Large Cap Growth Fund, Class 1 Shares(a),(b)	115,598	9,632,786
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	227,663	9,627,898
CTIVP® – Westfield Select Large Cap Growth Fund, Class 1 Shares(a),(b)	140,057	9,647,134
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares(a),(b)	363,598	18,794,377
Total		105,741,841
Total Equity Funds (Cost $42,357,759)		105,741,841

Exchange-Traded Equity Funds 5.4%

U.S. Mid Large Cap 5.4%
iShares Core S&P 500 ETF	13,450	9,002,085
Vanguard S&P 500 ETF	13,700	8,389,606
Total		17,391,691
Total Exchange-Traded Equity Funds (Cost $16,111,429)		17,391,691

Exchange-Traded Fixed Income Funds 4.0%

Investment Grade 4.0%
iShares Core U.S. Aggregate Bond ETF	58,110	5,825,528
iShares iBoxx $ Investment Grade Corporate Bond ETF	28,277	3,152,037
Vanguard Intermediate-Term Corporate Bond ETF	47,130	3,964,104
Total		12,941,669
Total Exchange-Traded Fixed Income Funds (Cost $12,225,312)		12,941,669

Fixed Income Funds 40.2%
	Shares	Value ($)
Investment Grade 40.2%
Columbia Variable Portfolio – Corporate Bond Fund, Class 1 Shares(a)	1,082,705	8,445,101
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	3,577,322	30,478,783
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares(a)	397,190	3,737,555
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(a)	690,781	4,925,267
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(a)	788,591	7,270,808
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares(a)	2,909,170	26,764,363
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares(a)	2,623,663	24,163,936
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares(a)	2,407,021	23,227,756
Total		129,013,569
Total Fixed Income Funds (Cost $140,317,025)		129,013,569

Residential Mortgage-Backed Securities - Agency 6.6%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Uniform Mortgage-Backed Security TBA(c)
10/16/2040- 10/14/2055	3.000%	2,192,500	1,950,529
10/16/2040- 10/14/2055	3.500%	3,505,000	3,233,082
10/16/2040- 10/14/2055	4.000%	4,962,500	4,720,378
10/14/2055	4.500%	9,415,000	9,131,212
10/14/2055	5.000%	2,170,000	2,151,896
Total Residential Mortgage-Backed Securities - Agency (Cost $21,255,625)			21,187,097

Call Option Contracts Purchased 0.0%
Value ($)
(Cost $18,343)	21,475

Put Option Contracts Purchased 0.5%

(Cost $1,788,479)	1,449,145

Variable Portfolio – U.S. Flexible Conservative Growth Fund  | 2025

Portfolio of Investments  (continued)
Variable Portfolio – U.S. Flexible Conservative Growth Fund, September 30, 2025 (Unaudited)

Money Market Funds 16.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.265%(a),(d)	51,777,737	51,762,203
Total Money Market Funds (Cost $51,753,716)		51,762,203
Total Investments in Securities (Cost: $285,827,688)		339,508,690
Other Assets & Liabilities, Net		(18,249,340)
Net Assets		321,259,350
At September 30, 2025, securities and/or cash totaling $2,933,053 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	78	12/2025	USD	26,281,125	371,662	—
U.S. Long Bond	3	12/2025	USD	349,781	431	—
U.S. Treasury 10-Year Note	3	12/2025	USD	337,500	87	—
U.S. Treasury 10-Year Note	2	12/2025	USD	225,000	—	(4)
U.S. Treasury 2-Year Note	34	12/2025	USD	7,085,547	9,800	—
U.S. Treasury 2-Year Note	6	12/2025	USD	1,250,391	—	(189)
U.S. Treasury 5-Year Note	52	12/2025	USD	5,678,156	14,722	—
U.S. Treasury 5-Year Note	13	12/2025	USD	1,419,539	—	(2,258)
U.S. Treasury Ultra Bond	2	12/2025	USD	240,125	121	—
U.S. Treasury Ultra Bond	1	12/2025	USD	120,063	—	(502)
Total					396,823	(2,953)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Russell 2000 Index E-mini	(6)	12/2025	USD	(736,650)	—	(11,790)

Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
S&P 500 Index	Morgan Stanley	USD	668,846	1	6,670.00	12/19/2025	18,343	21,475

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
S&P 500 Index	Morgan Stanley	USD	47,488,066	71	5,200.00	12/18/2026	1,103,196	856,615
S&P 500 Index	Morgan Stanley	USD	17,389,996	26	5,400.00	12/18/2026	388,636	370,630
S&P 500 Index	Morgan Stanley	USD	13,376,920	20	5,100.00	12/18/2026	296,647	221,900
Total							1,788,479	1,449,145

Put option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
S&P 500 Index	Morgan Stanley	USD	(668,846)	(1)	6,670.00	12/19/2025	(18,536)	(14,880)
Variable Portfolio – U.S. Flexible Conservative Growth Fund  | 2025

Portfolio of Investments  (continued)
Variable Portfolio – U.S. Flexible Conservative Growth Fund, September 30, 2025 (Unaudited)
Notes to Portfolio of Investments
(a)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Short-Term Cash Fund, 4.265%
	55,647,923	91,027,155	(94,907,448)	(5,427)	51,762,203	—	(241)	1,763,243	51,777,737
Columbia Variable Portfolio – Corporate Bond Fund, Class 1 Shares
	—	8,300,355	(105,098)	249,844	8,445,101	—	1,836	—	1,082,705
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	12,830,197	654,458	(1,331,146)	300,285	12,453,794	—	1,064,111	—	99,194
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	31,818,557	1,817,341	(4,825,316)	1,668,201	30,478,783	—	(909,842)	1,635,084	3,577,322
Columbia Variable Portfolio – Large Cap Index Fund, Class 1 Shares
	24,201,766	979,210	(2,444,258)	768,716	23,505,434	—	2,523,774	—	407,373
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares
	7,623,183	351,999	(4,164,708)	(72,919)	3,737,555	—	72,473	307,151	397,190
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares
	10,111,374	688,130	(8,049,758)	2,175,521	4,925,267	—	(2,285,419)	535,143	690,781
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares
	12,833,882	688,132	(1,644,755)	576,241	12,453,500	—	752,071	—	477,878
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares
	9,765,088	238,696	(1,069,921)	693,055	9,626,918	—	874,261	—	187,696
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares
	7,590,968	203,626	(1,051,571)	527,785	7,270,808	—	(151,892)	161,307	788,591
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares
	27,921,711	954,297	(3,514,893)	1,403,248	26,764,363	—	(630,420)	845,791	2,909,170
CTIVP® – Principal Large Cap Growth Fund, Class 1 Shares
	9,876,657	367,029	(1,018,930)	408,030	9,632,786	—	1,079,217	—	115,598
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	9,675,093	317,063	(781,469)	417,211	9,627,898	—	311,499	—	227,663
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares
	25,221,896	1,264,023	(3,191,573)	869,590	24,163,936	—	(488,203)	1,131,606	2,623,663
CTIVP® – Westfield Select Large Cap Growth Fund, Class 1 Shares
	9,897,465	789,734	(2,178,583)	1,138,518	9,647,134	—	438,451	—	140,057
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares
	24,251,475	1,366,422	(2,968,414)	578,273	23,227,756	—	(363,959)	1,241,123	2,407,021
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares
	19,318,699	722,973	(1,763,477)	516,182	18,794,377	—	1,736,093	—	363,598
Total	298,585,934			12,212,354	286,517,613	—	4,023,810	7,620,448

(b)	Non-income producing investment.
(c)	Represents a security purchased on a when-issued basis.
(d)	The rate shown is the seven-day current annualized yield at September 30, 2025.
Abbreviation Legend
TBA	To Be Announced

Variable Portfolio – U.S. Flexible Conservative Growth Fund  | 2025

Portfolio of Investments  (continued)
Variable Portfolio – U.S. Flexible Conservative Growth Fund, September 30, 2025 (Unaudited)
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.
Variable Portfolio – U.S. Flexible Conservative Growth Fund  | 2025

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
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